RENTAL INCOME	12 Months Ended
Sep. 30, 2024
RENTAL INCOME
RENTAL INCOME

17.         RENTAL INCOME

The Company has been renting its headquarters building and manage the property over the years. In May 2020, the Company entered into lease agreements with BC-TID. and leased the whole building of Beijing Origin located in Changping District, Beijing 102206, China from May 1, 2020 to April 30, 2040. The Company classify the lease as an operating lease and recognize rental income on a straight-line basis. Rental income amounted to RMB10.6 million, RMB10.6 million and RMB-nil- million for the years ended September 30, 2022, 2023 and 2024, respectively.